Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurements

3. Fair Value Measurements

The following table presents Calidi’s assets and liabilities that are measured at fair value on a recurring basis, inclusive of related party components, as of June 30, 2023 and December 31, 2022 (in thousands):

	June 30, 2023 (unaudited)
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash held in a money market account	$367	$—	$—	$367
Liabilities:
Contingently convertible notes payable, including accrued interest(1)	$—	$—	$1,559	$1,559
Contingently issuable warrants	—	—	70	70
SAFEs	—	—	34,517	34,517
Series B convertible preferred stock	—	—	7,632	7,632
Total liabilities, at fair value	$—	$—	$43,778	$43,778

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash held in a money market account	$218	$—	$—	$218
Liabilities:
Contingently convertible notes payable, including accrued interest(1)	$—	$—	$1,152	$1,152
Contingently issuable warrants	—	—	—	—
SAFEs	—	—	29,190	29,190
Total liabilities, at fair value	$—	$—	$30,342	$30,342

(1)	Elected the fair value option of accounting as discussed in Note 2.

Calidi’s financial instruments consist of cash, prepaid expenses and other current assets, deferred financing fees, accounts payable, accrued expenses, and other current liabilities. The carrying value of these financial instruments is generally considered to approximate their fair values because of the short-term nature of those instruments.

Calidi entered into a legal settlement liability of $1.1 million (see Note 4). In accordance with the Settlement Agreement, the entire then unpaid amount is required to be repaid if Calidi secures at least $10.0 million in equity financing, which Calidi considers to be likely within the short-term (see Note 1). As such, the legal settlement liability is reported within current liabilities of the unaudited condensed consolidated balance sheets and Calidi believes the reported contractual carrying value also represents its approximate fair value.

Calidi issued various debt financial instruments that include a loan payable, term notes payable, convertible notes payable, contingently convertible notes payable, and SAFEs (see Note 7 and 8). For debt instruments that are not recorded at fair value amounting to $7.7 million and $4.3 million as of June 30, 2023 and December 31, 2022, respectively, Calidi believes that the fair value of these debt instruments approximates their carrying value based on the borrowing rates available to Calidi for debt with similar terms. Calidi reports the fair value option debt instrument, including accrued interest, at its fair value as of each reporting date, with changes in the fair value of those instruments included in change in fair value of debt or change in fair value of debt — related party, as applicable, as part of other income and expenses, net, in the unaudited condensed consolidated statements of operations. Calidi has also issued certain other instruments such as the SAFEs which are also accounted for as fair value on a recurring basis further described below.

Calidi entered into a Series B convertible preferred stock agreement (see Notes 9 and 14). Calidi has classified its Series B convertible preferred stock as a liability, recorded at fair value on a recurring basis, subject to the classification guidance provided under ASC 480-10-25-14.

Contingently Convertible Notes Payable (CCNP)

The estimated fair value of the CCNPs is determined based on the aggregated, probability-weighted average of the outcomes of two possible scenarios, (i) the next qualified financing event, as defined, occurring prior to maturity and the CCNPs, including accrued interest, thereby mandatorily converting to the type and form of shares of stock issued in that qualified financing, including the underlying contingent warrants being issued at that time (referred to as “Scenario 1”), or, (ii) a qualified financing not occurring and the CCNPs, including accrued interest, maturing without conversion and without any warrants being issued (referred to as “Scenario 2”). The combined value of the probability-weighted average of those outcomes is then discounted back to each reporting period in which the CCNP is outstanding, in each case, under Scenario 1, based on the risk-free rate consistent with risk-neutral similar derivative equity instruments and, under Scenario 2, based on a risk-adjusted discount rate estimated based on the implied interest rate using the changes in observed interest rates of similar corporate rate debt that Calidi believes is appropriate for those probability-adjusted cash flows under Scenario 2. The value of the contingent warrants, applicable only to Scenario 1, are measured at fair value using the Black-Scholes option pricing model used to value preferred stock warrants using an underlying asset value and the discounted exercise price of the warrants, as defined, and the indicated volatility of convertible preferred stock.

Term Notes Payable

The estimated fair value of the term notes payable is computed similarly based on its contractual cash flows and discounted back to each reporting period the instrument is outstanding using risk-adjusted discount rates similar to Scenario 2 in CCNP discussed above. The warrants to purchase common stock, which are freestanding equity classified instruments, issued with the term notes payable, were measured using the Black-Scholes option pricing model and the value allocated among the two freestanding instruments based on the residual method of allocation (see Notes 6 and 7).

Simple Agreements for Future Equity

Calidi entered into certain Simple Agreements for Future Equity instruments (“SAFE”) (see Note 8). The SAFE instruments are recorded as liabilities and are stated at fair value based on Level 3 inputs. The estimated fair value of the SAFE instruments are determined based on the aggregated, probability-weighted average of the outcomes of certain possible scenarios, including (i) a next qualified financing event, as defined, thereby mandatorily converting the SAFE to the type and form of shares of stock issued in that qualified financing at a specified discount to the price issued (referred to as “SAFE Scenario 1”), (ii) a SPAC event, as defined, thereby mandatorily converting the SAFE to common stock at a specified discount to the price issued (referred to as “SAFE Scenario 2”), or (iii) a liquidity event defined as a change of control or initial public offering, in which case the investors will automatically be entitled to a portion of proceeds received under such event at a specified discount to the price issued (referred to as “SAFE Scenario 3”). The combined value of the probability-weighted average of those outcomes is then discounted back to each reporting period in which the SAFE instruments are outstanding, in each case, based on a risk-adjusted discount rate estimated based on the implied interest rate using the changes in observed interest rates of corporate rate debt that Calidi believes is appropriate for those probability-adjusted cash flow.

Series B Convertible Preferred Stock

Calidi entered into a Series B convertible preferred stock agreement (see Note 9). Calidi has recorded its Series B convertible preferred stock as a liability stated at fair value based on Level 3 inputs. The estimated fair value of the Series B convertible preferred stock is determined utilizing the probability-weighted expected return method (“PWERM”) based on the aggregated, probability-weighted average of the outcome of certain possible scenarios, including (i) SPAC event is completed, as defined, thereby mandatorily converting the Series B convertible preferred stock to common stock at a specified discount to the price issued (referred to as “SPAC Scenario”), or (ii) SPAC event is not completed, as defined (referred to as “Non-SPAC Scenario”). The combined value of the probability-weighted average of those outcomes is then discounted back to each reporting period in which the Series B convertible preferred stock instruments are outstanding, in each case, based on a weighted-average discount rate.

The following table summarizes the significant unobservable inputs used in the fair value measurement of level 3 instruments as of June 30, 2023 and December 31, 2022:

June 30, 2023
Instrument	Valuation Technique	Input	Input Range
Contingently convertible notes payable, including accrued interest	Scenario-based, probability-weighted average analysis	Timing of the scenarios	0.2 years
		Probability - Scenario 1	70.0%
		Risk-free interest rate - Scenario 1	15.0%
		Probability - Scenario 2	30.0%
		Risk-adjusted discount rate - Scenario 2	15.0%

Contingently issuable warrants on contingently convertible notes payable – Scenario 1	Black-Scholes option pricing model	Expected term	2.0 years
		Expected volatility on preferred stock	40.0%
		Expected dividend yield	0.0%
		Risk-free interest rate	3.2%

SAFEs	Scenario-based, probability-weighted average analysis	Timing of the scenarios	0.1 - 1.5 years
		Probability — SAFE Scenario 1	80.0%
		Probability — SAFE Scenario 2	10.0%
		Probability — SAFE Scenario 3	10.0%
		Risk-adjusted discount rate — SAFE Scenarios 1 through 3	15.0%, 15.0%, and 14.7%, respectively

Series B convertible preferred stock	Scenario-based, probability-weighted expected return method	Timing of the scenarios	0.21 years
		Probability — SPAC Scenario	75.0%
		Risk-adjusted discount rate — SPAC Scenario and Non-SPAC Scenario	40%
		Probability — Non-SPAC Scenario	25.0%

December 31, 2022
Instrument	Valuation Technique	Input	Input Range
Contingently convertible notes payable, including accrued interest	Scenario-based, probability-weighted average analysis	Timing of the scenarios	0.5 years
		Probability - Scenario 1	0.0%
		Risk-free interest rate - Scenario 1	13.4%
		Probability - Scenario 2	100.0%
		Risk-adjusted discount rate - Scenario 2	13.4%

Contingently issuable warrants on contingently convertible notes payable – Scenario 1	Black-Scholes option pricing model	Expected term	2.0 years
		Expected volatility on preferred stock	40.0%
		Expected dividend yield	0.0%
		Risk-free interest rate	3.2%

SAFEs	Scenario-based, probability-weighted average analysis	Timing of the scenarios	0.4 - 3 years
		Probability — SAFE Scenario 1	20.0%
		Probability — SAFE Scenario 2	70.0%
		Probability — SAFE Scenario 3	10.0%
		Risk-adjusted discount rate — SAFE Scenarios 1 through 3	13.4%, 13.4%, and 13.1%, respectively

Where possible, Calidi verifies the values produced by its pricing models to market prices. Valuation models require a variety of inputs, including contractual terms, market prices, discount rates, yield curves, credit spreads, measures of volatility and correlations of such inputs. Fair value measurements associated with the CCNPs, term notes payable, SAFEs, and Series B convertible preferred stock were determined based on significant inputs not observable in the market, which represent Level 3 measurements within the fair value hierarchy. Increases or decreases in the fair value of the CCNPs, term notes payable, the SAFEs, and Series B convertible preferred stock can result from updates to assumptions such as the expected timing or probability of a qualified financing event, or changes in discount rates, among other assumptions. Based on management’s assessments of the valuations of the FVO debt instruments, SAFEs, and Series B convertible preferred stock performed by Calidi’s valuations specialists, none of the changes in the fair value of those instruments were due to changes in Calidi’s own credit risk for the reporting periods presented. Judgment is used in determining these assumptions as of the initial valuation date and at each subsequent reporting period. Changes or updates to assumptions could have a material impact on the reported fair value, and the change in fair value, of FVO debt instruments and SAFEs and the results of operations in any given period.

The following table presents the changes in fair value of level 3 valued instruments for the six months ended June 30, 2023 (in thousands):

	Contingently convertible notes payable, including accrued interest, at fair value	Term notes payable, including accrued interest, at fair value	SAFEs	Series B convertible preferred stock, at fair value
Balance at January 1, 2023	$1,152	$—	$29,190	$—
Proceeds from issuance	—	—	2,760	5,150
Issuance of SAFE in lieu of cash for advisory services	—	—	166	—
Loss at inception	—	—	—	2,412
Change in fair value	477	—	2,401	70
Balance at June 30, 2023 (Unaudited)	$1,629	$—	$34,517	$7,632

As of January 1, 2023, because the Scenario 2 probability of the contingently convertible notes payable was at 100%, as defined above, the corresponding contingently issuable warrants, accordingly, had no fair value as of that date since under that scenario those warrants would not be issuable.

The following table presents the changes in fair value of level 3 valued instruments for the six months ended June 30, 2022 (in thousands):

	In 000’s
	Contingently convertible notes payable, including accrued interest, at fair value	Term notes payable, including accrued interest, at fair value	SAFEs
Balance at January 1, 2022	$1,572	$505	$15,811
Proceeds from issuance	—	—	4,550
Issuance of SAFE in lieu of cash for advisory services	—	—	75
Extinguishment of term notes payable	—	(516)	—
Change in fair value	14	11	797
Balance at June 30, 2022 (Unaudited)	$1,586	$—	$21,233

4. Fair Value Measurements

The following table presents Calidi’s assets and liabilities that are measured at fair value on a recurring basis, inclusive of related party components, as of December 31, 2022 and 2021 (in thousands):

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash held in a money market account	$218	$—	$—	$218
Liabilities:
Contingently convertible notes payable, including accrued interest(1)	$—	$—	$1,152	$1,152
SAFEs			29,190	29,190
Total liabilities, at fair value	$—	$—	$30,342	$30,342

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash held in a money market account	$100	$—	$—	$100
Liabilities:
Contingently convertible notes payable, including accrued interest(1)	$—	$—	$1,572	$1,572
Term notes payable, including accrued interest(1)	—	—	505	505
SAFEs	—	—	15,811	15,811
Total liabilities, at fair value	$—	$—	$17,888	$17,888

(1)	Elected the fair value option of accounting as discussed in Note 2.

Calidi’s financial instruments consist of cash, prepaid expenses and other current assets, deferred financing fees, accounts payable, accrued expenses, and other current liabilities. The carrying value of these financial instruments are generally considered to approximate their fair values because of the short-term nature of those instruments.

Calidi entered into a legal settlement liability of $1.1 million (see Note 5). In accordance with the Settlement Agreement, the entire then unpaid amount is required to be repaid if Calidi secures at least $10.0 million in equity financing, which Calidi considers to be likely within the short-term (see Note 1). As such, the legal settlement liability is reported within current liabilities of the consolidated balance sheets and Calidi believes the reported contractual carrying value also represents its approximate the fair value.

Calidi issued various debt financial instruments that include a loan payable, term notes payable, convertible notes payable, contingently convertible notes payable, and SAFEs (see Notes 8 and 9). For debt instruments that are not recorded at fair value amounting to $4.3 million and $2.9 million as of December 31, 2022 and 2021, respectively, Calidi believes that the fair value of these debt instrument approximates their carrying value based on the borrowing rates available to Calidi for debt with similar terms. Calidi reports the fair value option debt instrument, including accrued interest, at its fair value as of each reporting date, with changes in the fair value of those instruments included in change in fair value of debt or change in fair value of debt — related party, as applicable, as part of other income and expenses, net, in the consolidated statements of operations. Calidi has also issued certain other instruments such as the SAFEs which are also accounted for as fair value on a recurring basis further described below.

Contingently Convertible Notes Payable (CCNP)

The estimated fair value of the CCNPs is determined based on the aggregated, probability-weighted average of the outcomes of two possible scenarios, (i) the next qualified financing event, as defined, occurring prior to maturity and the CCNPs, including accrued interest, thereby mandatorily converting to the type and form of shares of stock issued in that qualified financing, including the underlying contingent warrants being issued at that time (referred to as “Scenario 1”), or, (ii) a qualified financing not occurring and the CCNPs, including accrued interest, maturing without conversion and without any warrants being issued (referred to as “Scenario 2”). The combined value of the probability-weighted average of those outcomes is then discounted back to each reporting period in which the CCNP is outstanding, in each case, under Scenario 1, based on the risk-free rate consistent with risk-neutral similar derivative equity instruments and, under Scenario 2, based on a risk-adjusted discount rate estimated based on the implied interest rate using the changes in observed interest rates of similar corporate rate debt that Calidi believes is appropriate for those probability-adjusted cash flows under Scenario 2. The value of the contingent warrants, applicable only to Scenario 1, are measured at fair value using the Black-Scholes option pricing model used to value preferred stock warrants using an underlying asset value and the discounted exercise price of the warrants, as defined, and the indicated volatility of convertible preferred stock.

Term Notes Payable

The estimated fair value of the term notes payable is computed similarly based on its contractual cash flows and discounted back to each reporting period the instrument is outstanding using risk-adjusted discount rates similar to Scenario 2 in CCNP discussed above. The warrants to purchase common stock, which are freestanding equity classified instruments, issued with the term notes payable, were measured using the Black-Scholes option pricing model and the value allocated among the two freestanding instruments based on the residual method of allocation (see Notes 7 and 8).

Simple Agreements for Future Equity

Calidi entered into certain Simple Agreements for Future Equity instruments (“SAFE”) (see Note 9). The SAFE instruments are recorded as liabilities and are stated at fair value based on Level 3 inputs. The estimated fair value of the SAFE instruments are determined based on the aggregated, probability-weighted average of the outcomes of certain possible scenarios, including (i) a next qualified financing event, as defined, thereby mandatorily converting the SAFE to the type and form of shares of stock issued in that qualified financing at a specified discount to the price issued (referred to as “SAFE Scenario 1”), (ii) a SPAC event, as defined, thereby mandatorily converting the SAFE to common stock at a specified discount to the price issued (referred to as “SAFE Scenario 2”), or (iii) a liquidity event defined as a change of control or initial public offering, in which case the investors will automatically be entitled to a portion of proceeds received under such event at a specified discount to the price issued (referred to as “SAFE Scenario 3”). The combined value of the probability-weighted average of those outcomes is then discounted back to each reporting period in which the SAFE instruments are outstanding, in each case, based on a risk-adjusted discount rate estimated based on the implied interest rate using the changes in observed interest rates of corporate rate debt that Calidi believes is appropriate for those probability-adjusted cash flow.

The following table summarizes the significant unobservable inputs used in the fair value measurement of level 3 instruments as of December 31, 2022 and 2021:

December 31, 2022
Instrument	Valuation Technique	Unobservable Input	Input Range
Contingently convertible notes payable, including accrued interest	Scenario-based, probability-weighted average analysis	Timing of the scenarios Probability — Scenario 1 Risk-free rate — Scenario 1 Probability — Scenario 2 Risk-adjusted discount rate — Scenario 2	0.5 years 0.0% 13.4% 100.0% 13.4%
Contingently issuable warrants on contingently convertible notes payable — Scenario 1	Black-Scholes option pricing model	Expected term Expected volatility on preferred stock Expected dividend yield Risk-free interest rate	2.0 years 40.0% 0.0% 3.2%
SAFEs	Scenario-based, probability-weighted average analysis	Timing of the scenarios Probability — SAFE Scenario 1 Probability — SAFE Scenario 2 Probability — SAFE Scenario 3 Risk-adjusted discount rate — SAFE Scenarios 1 through 3	0.4 – 3 years 20.0% 70.0% 10.0% 13.4%, 13.4%, and 13.1%, respectively

December 31, 2021
Instrument	Valuation Technique	Unobservable Input	Input Range
Contingently convertible notes payable, including accrued interest	Scenario-based, probability- weighted average analysis	Timing of the scenarios Probability — Scenario 1 Risk-free rate —Scenario 1 Probability — Scenario 2 Risk-adjusted discount rate — SAFE Scenario 2	0.7 years 80.0% 0.3% 20.0% 11.0%
Contingently issuable warrants on contingently convertible notes payable —Scenario 1	Black-Scholes option pricing model	Expected term Expected volatility on preferred stock Expected dividend yield Risk-free interest rate	2.0 years 40.0% 0.0% 0.3%
Term notes payable, including accrued interest	Discounted future cash flows	Time to maturity Risk-adjusted discount rate	0.2 years 10.7%
SAFEs	Scenario-based, probability- weighted average analysis	Timing of the scenarios Probability — SAFE Scenario 1 Probability — SAFE Scenario 2 Probability — SAFE Scenario 3 Risk-adjusted discount rate —SAFE Scenarios 1 through 3	0.3 – 1.8 years 10.0% 80.0% 10.0% 11.0%, respectively

Where possible, Calidi verifies the values produced by its pricing models to market prices. Valuation models require a variety of inputs, including contractual terms, market prices, discount rates, yield curves, credit spreads, measures of volatility and correlations of such inputs. Fair value measurements associated with the CCNPs, term notes payable, and SAFEs were determined based on significant inputs not observable in the market, which represent Level 3 measurements within the fair value hierarchy. Increases or decreases in the fair value of the CCNPs, term notes payable, and the SAFEs can result from updates to assumptions such as the expected timing or probability of a qualified financing event, or changes in discount rates, among other assumptions. Based on management’s assessments of the valuations of the FVO debt instruments and SAFEs performed by Calidi’s valuations specialists, none of the changes in the fair value of those instruments were due to changes in Calidi’s own credit risk for the reporting periods presented. Judgment is used in determining these assumptions as of the initial valuation date and at each subsequent reporting period. Changes or updates to assumptions could have a material impact on the reported fair value, and the change in fair value, of FVO debt instruments and SAFEs and the results of operations in any given period.

The following table presents the changes in fair value of level 3 valued instruments for the year ended December 31, 2022 (in thousands):

	Contingently convertible notes payable, including accrued interest, at fair value	Term notes payable, including accrued interest, at fair value	SAFEs, at fair value
Balance at January 1, 2022	$1,572	$505	$15,811
Proceeds from issuance	—	—	10,650
Issuance of SAFE in lieu of cash for advisory services	—	—	195
Extinguishment of term notes payable	—	(516)	—
Change in fair value, including accrued interest	(420)	11	2,534
Balance at December 31, 2022	$1,152	$—	$29,190

The following table presents the changes in fair value of level 3 valued instruments for the year ended December 31, 2021 (in thousands):

	Contingently convertible notes payable, including accrued interest, at fair value	Term notes payable, including accrued interest, at fair value	SAFEs, at fair value
Balance at January 1, 2021	$9,027	$497	$—
Proceeds from issuance	—	500	7,925
Conversion of CCNP to SAFE	(5,523)	—	5,523
Loss on extinguishment from conversion of CCNP to SAFE	—	—	738
Extinguishment of term notes payable	—	(515)	—
Allocation of proceeds to warrants at issuance(1)	—	(22)	—
Change in fair value, including accrued interest	(1,932)	45	1,625
Balance at December 31, 2021	$1,572	$505	$15,811

(1)	Amount represents the issuance date residual value allocated to the freestanding equity classified warrant in accordance with ASC 815 that is not remeasured subsequent to the issuance date.

First Light Acquisition Group Inc [Member]
Fair Value Measurements

NOTE 9. FAIR VALUE MEASUREMENTS

At June 30, 2023 and December 31, 2022, the Company’s warrant liability was valued at $1,937,000 and $745,000, respectively. Under the guidance in ASC 815-40, the Public Warrants and the Private Placement Warrants do not meet the criteria for equity treatment. As such, the Public Warrants and the Private Placement Warrants must be recorded on the balance sheet at fair value. This valuation is subject to re-measurement at each balance sheet date. With each re-measurement, the valuations will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations.

The following table presents fair value information as of June 30, 2023, and December 31, 2022, of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. The Company’s warrant liability is based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value. The Company transferred the fair value of Private Placement Warrants from a Level 3 measurement to a Level 2 measurement in 2022 as the valuation inputs are largely driven by the fair value of the Public Warrants for which quoted prices are observable in active markets.

The following table presents information about the Company’s Level 3 measurements for the three and six months ended June 30, 2023 and 2022:

	Forward Purchase Units	Private Placement Warrants	Contingent Interest Liability	Total Level 3 Financial Instruments
Level 3 financial instruments as of December 31, 2022	$326,234	$—	$32,865	$359,099
Change in fair value	554,443	—	101,404	655,847
Level 3 financial instruments as of March 31, 2023	880,677	—	134,269	1,014,946
Change in fair value	1,764,927	—	139,179	1,904,106
Level 3 financial instruments as of June 30, 2023	$2,645,604	$—	$273,448	$2,919,052

	Forward Purchase Units	Private Placement Warrants	Contingent Interest Liability	Total Level 3 Financial Instruments
Level 3 financial instruments as of December 31, 2021	$521,184	$1,718,000	$—	$2,239,184
Change in fair value	122,020	(482,000)	—	(359,980)
Level 3 financial instruments as of March 31, 2022	643,204	1,236,000	—	1,879,204
Change in fair value	(332,983)	(926,000)	—	(1,258,983)
Transfer to Level 2	—	(310,000)	—	(310,000)
Level 3 financial instruments as of June 30, 2022	$310,221	$—	$—	$310,221

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs. (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities).

FIRST LIGHT ACQUISITION GROUP, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of June 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	June 30, 2023
	Level 1	Level 2	Level 3
Assets
Marketable securities held in trust account	$43,214,249	$—	$—
Liabilities
Public Warrants	$1,495,000	$—	$—
Private Placement Warrants	$—	$442,000	$—
Forward Purchase Units	$—	$—	$2,645,604
Contingent Interest Liabilities	$—	$—	$273,448

	December 31, 2022
	Level 1	Level 2	Level 3
Assets
Cash and marketable securities held in trust account	$42,453,107	$—	$—
Liabilities
Public Warrants	$575,000	$—	$—
Private Placement Warrants	$—	$170,000	$—
Forward Purchase Units	$—	$—	$326,234
Contingent Interest Liabilities	$—	$—	$32,865

The following table presents the changes in the fair value of financial instruments for the three and six months ended June 30, 2023 and 2022:

	Public Warrants	Private Placement Warrants	Forward Purchase Units	Contingent Interest Liability
Derivative liabilities as of December 31, 2022	$575,000	$170,000	$326,234	$32,865
Change in fair value	(57,500)	(31,000)	554,443	101,404
Derivative liabilities as of March 31, 2023	517,500	139,000	880,677	134,269
Change in fair value	977,500	303,000	1,764,927	139,179
Derivative liabilities as of June 30, 2023	$1,495,000	$442,000	$2,645,604	$273,448

	Public Warrants	Private Placement Warrants	Forward Purchase Units	Contingent Interest Liability
Derivative liabilities as of December 31, 2021	$5,751,150	$1,718,000	$521,184	$—
Change in fair value	(1,612,300)	(482,000)	122,020	—
Derivative liabilities as of March 31, 2022	4,138,850	1,236,000	643,204	—
Change in fair value	(3,103,850)	(926,000)	(332,983)	—
Derivative liabilities as of June 30, 2022	$1,035,000	$310,000	$310,221	$—

Measurement

The Company established the initial fair value for the warrants on September 14, 2021, the date of the consummation of the Company’s IPO. The Company used a lattice model and Monte Carlo simulation model to value the warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one share of Class A common stock and one-half of one Public Warrant), (ii) the sale of Private Placement Warrants, and (iii) the issuance of Class B common stock, first to the warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A common stock subject to possible redemption (temporary equity), Class A common stock (permanent equity) and Class B common stock (permanent equity) based on their relative fair values at the initial measurement date.

FIRST LIGHT ACQUISITION GROUP, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The key inputs into the lattice model and Monte Carlo simulation model formula were as follows at June 30, 2023 and December 31, 2022:

	Private Placement Warrants
	June 30, 2023	December 31, 2022
Ordinary share price	$10.49	$10.17
Exercise price	$11.50	$11.50
Risk-free rate of interest	4.07%	3.94%
Volatility	0.00%	0.00%
Term	5.17	5.50
Warrant to buy one share	$0.13	$0.05
Dividend yield	0.00%	0.00%

The forward purchase agreement is a plain vanilla forward contract with delivery of the Units and payment contingent on the consummation of an acquisition. The value per forward purchase unit is equal to the probability of an acquisition occurring, multiplied by the value of the unit at the initial public offering date, multiplied by (1 – exp(-rt)) where r is the risk-free rate of interest and t is the time to acquisition.

The key inputs into the formula were as follows at June 30, 2023 and December 31, 2022:

	Forward Purchase Liability
	June 30, 2023	December 31, 2022
Input
Probability of an acquisition occurring	80.00%	10.00%
Unit price	$10.49	$10.17
Risk-free rate of interest	5.35%	4.70%
Time to expiration	0.17	0.05

The Company established the fair value of the contingent interest liability on December 31, 2022. The Company utilized a “With and Without” embedded derivative valuation model to calculate the standalone value of the embedded derivative. Key inputs into the model as of June 30, 2023 and December 31, 2022 are as follows:

	Contingent Interest Liability
	June 30, 2023	December 31, 2022
Input
Input	June 30, 2023	December 31, 2022
Inception date	December 1 through December 14, 2022	December 1 through December 14, 2022
Aggregate principal amount	$350,000	$350,000
Contractual interest	100.0	100.0%
Maturity date	Date of successful business combination	Date of successful business combination
Estimated business combination date	September 1, 2023	June 30, 2023
Estimated probability of a business combination	80.0%	10.0%
Estimated market yield	14.5%	13.0%

NOTE 9 – FAIR VALUE MEASUREMENTS

At December 31, 2022 and 2021, the Company’s warrant liability was valued at $745,000 and $7,469,150, respectively. Under the guidance in ASC 815-40, the Public Warrants and the Private Placement Warrants do not meet the criteria for equity treatment. As such, the Public Warrants and the Private Placement Warrants must be recorded on the balance sheet at fair value. This valuation is subject to re-measurement at each balance sheet date. With each re-measurement, the valuations will be adjusted to fair value, with the change in fair value recognized in the Company’s statements of operations.

The following table presents fair value information as of December 31, 2022 and 2021, of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. The Company’s warrant liability is based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value. The private warrant liability and forward purchase unit liability were classified within Level 3 of the fair value hierarchy as of December 31, 2021. The Company transferred Public Warrants from a Level 3 measurement to a Level 1 measurement in 2021 as a result of the Public Warrants detaching from the Units and becoming separately tradable. The Company transferred Private Placement Warrants from a Level 3 measurement to a Level 2 measurement in 2022 as the valuation inputs are largely driven by the fair value of the Public Warrants for which quoted prices are observable in active markets.

	Forward Purchase Units	Publics Warrants	Private Placement Warrants	Contingent Interest Liability	Total Level # Financial Instruments
Level 3 financial instruments at March 24, 2021 (inception)	$—	$—	$—	$—	$—
Initial fair value at issuance	31,000	10,109,000	3,014,000	—	13,154,000
Change in fair value	490,184	(4,357,850)	(1,296,000)	—	(5,163,666)
Transfer of public warrants to Level 1 measurements	—	(5,751,150)	—	—	(5,751,150)
Level 3 financial instruments at December 31, 2021	521,184	—	1,718,000	—	2,239,184
Change in fair value	(194,950)	—	(1,408,000)	—	(1,602,950)
Transfer of private placement warrants to Level 2	—	—	(310,000)	—	(310,000)
Initial fair value of contingent interest liability	—	—	—	32,865	32,865
Level 3 financial instruments at December 31, 2022	$326,234	—	$—	$32,865	$359,099

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities).

FIRST LIGHT ACQUISITION GROUP, INC.

NOTES TO FINANCIAL STATEMENTS

The following table sets forth by level within the fair value hierarchy the Company’s assets and liabilities that were accounted for at fair value on a recurring basis at December 31, 2022 and 2021:

	December 31, 2022
	(Level 1)		(Level 2)		(Level 3)
Assets:
Cash and marketable securities held in trust account		$42,453,107		$—	$—
Liabilities:
Public Warrants		$575,000		$—	$—
Private Placement Warrants		$—		$170,000	$—
Forward Purchase Units	$		$		$326,234
Contingent Interest Liabilities		$—		$—	$32,865

	December 31, 2021
	(Level 1)		(Level 2)		(Level 3)
Assets:
Cash and marketable securities held in trust account		$230,004,784		$—	$—
Liabilities:
Public Warrants		$5,751,150		$—	$—
Private Placement Warrants		$—		$—	$1,718,000
Forward Purchase Units	$		$		$521,184

The following table presents the changes in the fair value of financial instruments for the twelve months ended December 31, 2022:

	Public Warrants	Private Placement Warrants	Forward Purchase Units	Contingent Interest Liability
Financial instrument liabilities at March 24, 2021 (inception)	$—	$—	$—	$—
Initial fair value at issuance date September 14, 2021	10,109,000	3,014,000	31,000	—
Change in fair value	(4,357,850)	(1,296,000)	490,184	—
Financial instrument liabilities at December 31, 2021	5,751,150	1,718,000	521,184	—
Change in fair value	(5,176,150)	(1,548,000)	(194,950)	—
Initial fair value of contingent interest liability	—	—	—	32,865
Financial instrument Liabilities at December 31, 2022	$575,000	170,000	$326,234	$32,865

Measurement

The Company established the initial fair value for the warrants on September 14, 2021, the date of the consummation of the Company’s IPO. The Company used a lattice model and Monte Carlo simulation model to value the warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one Class A Ordinary Share and one-half of one Public Warrant), (ii) the sale of Private Placement Warrants, and (iii) the issuance of Class B Ordinary Shares, first to the warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A Ordinary Shares subject to possible redemption (temporary equity), Class A Ordinary Shares (permanent equity) and Class B Ordinary Shares (permanent equity) based on their relative fair values at the initial measurement date.

The key inputs into the lattice model and Monte Carlo simulation model formula were as follows at December 21, 2022 and December 31, 2021:

	Private Placement Warrants
	December 31, 2022	December 31, 2021
Input
Ordinary share price	$10.17	$9.81
Exercise price	$11.50	$11.50

FIRST LIGHT ACQUISITION GROUP, INC.

NOTES TO FINANCIAL STATEMENTS

	Private Placement Warrants
	December 31, 2022	December 31, 2021
Risk-free rate of interest	3.94%	1.32%
Volatility	0.00%	9.88%
Term	5.50	5.69
Warrant to buy one share	$0.05	$0.51
Dividend yield	0.00%	0.00%

The forward purchase agreement is a plain vanilla forward contract with delivery of the Units and payment contingent on the consummation of an acquisition. The value per forward purchase unit is equal to the probability of an acquisition occurring, multiplied by the value of the unit at the initial public offering date, multiplied by (1 – exp(-rt)) where r is the risk-free rate of interest and t is the time to acquisition.

The key inputs into the formula were as follows at December 31, 2022 and 2021:

	Forward Purchase Liability
	December 31, 2022	December 31, 2021
Input
Probability of an acquisition occurring	10.00%	85.00%
Unit price	$10.17	10.10
Risk-free rate of interest	4.70%	0.27%
Time to the acquisition	0.05	0.69

The Company established the fair value of the contingent interest liability on December 31, 2022. The Company utilized a “With and Without” embedded derivative valuation model to calculate the standalone value of the embedded derivative. Key inputs into the model are as follows:

Contingent Interest Liability
December 31,
2022
Input
Valuation date	December 31, 2022
Inception date	December 1 through December 14, 2022
Aggregate principal amount	$350,000
Contractual interest	100.0%
Maturity date	Date of successful business combination
Estimated business combination date	June 30, 2023
Estimated probability of a business combination	10.0%
Estimated market yield	13.0%